Pension and Other Post-Retirement Benefits (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Schedule of changes in projected benefit obligations, the plan assets, and the funded

	December 31,
	2019	2018
Obligation and funded status:
Change in benefit obligation
Projected benefit obligation at beginning of year	$14,486	$14,258
Service costs	870	888
Interest cost	311	283
Plan participant contributions	114	109
Actuarial losses	1,492	29
Divestiture	—	(138)
Benefit payments	(312)	(274)
Expenses paid from assets	(36)	(35)
Settlements	(89)	—
Curtailment	—	—
Effect of foreign currency translation	(273)	(634)
Projected benefit obligation at end of year	$16,563	$14,486
Change in plan assets
Fair value of plan assets at beginning of year	$5,184	$5,062
Actual return on plan assets	198	95
Settlements	(89)	—
Plan participant contributions	113	109
Employer contributions	533	460
Benefit payments	(312)	(274)
Expenses paid from assets	(36)	(35)
Effect of foreign currency translation	(104)	(233)
Fair value of plan assets at end of year	5,487	5,184
Unfunded status	$(11,076)	$(9,302)

Summary of the amounts recognized in the consolidated balance sheets

	December 31,
	2019	2018
Current liabilities	$(635)	$(443)
Non-current liabilities	$(10,441)	$(8,859)
AOCI	$470	$(1,054)

Schedule of accumulated benefit obligation in excess of plan assets and projected benefit obligations in excess of plan assets

	December 31,
	2019	2018
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	$15,465	$13,605
Fair value of plan assets	$5,487	$5,184
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	$16,563	$14,486
Fair value of plan assets	$5,487	$5,184

Schedule of net periodic benefit cost changes in plan assets and benefit obligations recognized in other comprehensive loss

	Three Months Ended March 31,
	2020	2019
Service cost	$226	$221
Interest cost	79	78
Expected return on plan assets	(40)	(40)
Amortization of actuarial gains	(19)	(18)
Net periodic benefit cost	$246	$241

	December 31,
	2019	2018	2017
Service cost	$870	$888	$442
Interest cost	311	283	168
Expected return on plan assets	(157)	(150)	—
Amortization of actuarial gains	(76)	(78)	(4)
Settlement	7	—	—
Net periodic benefit cost	$955	$943	$606

Summary of weighted-average assumptions used to determine the net periodic benefit cost

	December 31,
	2019	2018
Discount rate	2.26%	2.31%
Expected return on plan assets	3.00%	3.00%
Rate of compensation increase	3.68%	3.76%
Social Security increase rate	2.50%	2.50%
Pension increase rate	1.80%	1.80%

Summary of weighted-average assumptions used to determine the benefit obligations

	December 31,
	2019	2018
Discount rate	1.60%	2.26%
Rate of compensation increase	3.77%	3.68%
Social Security increase rate	2.50%	2.50%
Pension increase rate	1.80%	1.80%

Schedule of fair value of our plan assets and the respective level in the far value hierarchy by asset category

	December 31, 2019				December 31, 2018
	Level 1	Level 2	Level 3	Total Assets	Level 1	Level 2	Level 3	Total Assets
Fair value measurement of pension plan assets:
Insurance contract	$—	—	5,487	$5,487	$—	—	5,184	$5,184

Schedule of estimated pension benefit payments

2020	$677
2021	550
2022	707
2023	851
2024	829
2025 to 2029	4,943
Total	$8,557